American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
October 31, 2021

One Choice Blend+ 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.5%
Avantis Core Fixed Income Fund G Class	25,079	249,283
Avantis Short-Term Fixed Income Fund G Class	4,345	43,055
Inflation-Adjusted Bond Fund G Class	3,358	44,196
NT High Income Fund G Class	4,117	41,124
Short Duration Inflation Protection Bond Fund G Class	4,393	49,858
		427,516
Domestic Equity Funds — 31.9%
American Century Low Volatility ETF	928	44,016
Avantis U.S. Equity Fund G Class	6,092	92,961
Avantis U.S. Small Cap Value Fund G Class	595	9,442
Focused Dynamic Growth Fund G Class	941	61,632
NT Focused Large Cap Value Fund G Class	5,316	71,392
NT Heritage Fund G Class	392	7,124
NT Mid Cap Value Fund G Class	1,161	17,640
Small Cap Growth Fund G Class	318	9,387
		313,594
International Fixed Income Funds — 12.8%
Emerging Markets Debt Fund G Class	1,427	14,946
Global Bond Fund G Class	10,534	110,399
		125,345
International Equity Funds — 11.8%
Avantis Emerging Markets Equity Fund G Class	197	2,542
Avantis International Equity Fund G Class	3,634	45,606
Focused International Growth Fund G Class	1,157	25,001
Non-U.S. Intrinsic Value Fund G Class	2,720	28,642
NT Emerging Markets Fund G Class	134	1,980
NT Global Real Estate Fund G Class	824	11,235
NT International Small-Mid Cap Fund G Class	87	1,424
		116,430
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $979,159)		982,885
OTHER ASSETS AND LIABILITIES†		(14)
TOTAL NET ASSETS — 100.0%		$982,871

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$25	$240	$12	$(4)	$249	25	—	$1
Avantis Short-Term Fixed Income Fund	4	41	2	—	43	4	—	—
Inflation-Adjusted Bond Fund	5	42	3	—	44	3	—	—
NT High Income Fund	4	39	2	—	41	4	—	—
Short Duration Inflation Protection Bond Fund	5	47	2	—	50	4	—	—
American Century Low Volatility ETF	4	43	3	—	44	1	—	—
Avantis U.S. Equity Fund	8	89	7	3	93	6	—	—
Avantis U.S. Small Cap Value Fund	1	8	—	1	10	1	—	—
Focused Dynamic Growth Fund	6	60	5	1	62	1	—	—
NT Focused Large Cap Value Fund	6	69	4	—	71	5	—	—
NT Heritage Fund	1	7	1	—	7	—	—	—
NT Mid Cap Value Fund	2	16	1	1	18	1	—	—
Small Cap Growth Fund	1	8	—	—	9	—	—	—
Emerging Markets Debt Fund	2	14	1	—	15	1	—	—
Global Bond Fund	11	106	5	(2)	110	11	—	1
Avantis Emerging Markets Equity Fund	—	3	—	—	3	—	—	—
Avantis International Equity Fund	4	45	3	—	46	4	—	—
Focused International Growth Fund	2	25	2	—	25	1	—	—
Non-U.S. Intrinsic Value Fund	3	27	2	1	29	3	—	—
NT Emerging Markets Fund	—	2	—	—	2	—	—	—
NT Global Real Estate Fund	1	11	1	—	11	1	—	—
NT International Small-Mid Cap Fund	—	1	—	—	1	—	—	—
	$95	$943	$56	$1	$983	76	—	$2
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.